REVENUE (Schedule of Condensed Consolidated Statements of Balance Sheets) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Shareholders' Equity
Accumulated deficit	$ (117,541)	$ (124,629)
As reported [Member]
Assets:
Trade receivables, net	13,119
Deferred commission cost	5,741
Other assets	250
Deferred taxes, net	5
Liabilities:
Deferred revenue	16,631
Shareholders' Equity
Accumulated deficit	117,541
Under previous standard [Member]
Assets:
Trade receivables, net	9,422
Deferred commission cost
Other assets	175
Deferred taxes, net	969
Liabilities:
Deferred revenue	22,548
Shareholders' Equity
Accumulated deficit	132,007
Effect of change higher/(lower) [Member]
Assets:
Trade receivables, net	3,697
Deferred commission cost	5,741
Other assets	75
Deferred taxes, net	(964)
Liabilities:
Deferred revenue	(5,917)
Shareholders' Equity
Accumulated deficit	$ (14,466)